Fair Value Measurements (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 2,897	$ 288
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	7,974	5,014
Debt securities FVOCI [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1	$ 0	$ 383